SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares , beginning balance	180,000
Weighted average fair market value , beginning balance	$ 14.00
Number of shares granted and unvested	461,998	180,000
Weighted average fair market value granted and unvested	$ 7.50	$ 14.00
Number of shares vested	461,998
Weighted average fair market value vested	$ 7.50
Number of shares forfeited and cancelled
Weighted average fair market value forfeited and cancelled
Number of shares , ending balance	180,000	180,000
Weighted average fair market value , beginning balance	$ 14.00	$ 14.00
Number of shares ,vested	461,998
Weighted average fair market value,vested	7.50
Number of shares vested	(461,998)